Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax benefits
Current
Federal	$-	$-
State	34,951	(858)
Sub-total	34,951	(858)

Deferred
Federal	(813,189)	(149,308)
State	(23,314)	6,264
Sub-total	(836,503)	(143,044)
Total income tax	$(801,552)	$(143,902)

Schedule of effective income tax rate reconciliation
	December 31,
	2020	2019
Federal statutory rate	21.00%	21.00%
Permanent items	48.70%	(2.71)%
State and local taxes, net of federal taxes	1.91%	(0.85)%
Deferred rate changes	0.08%	0.03%
Amortizable start-up costs and other	(132.77)%	0.93%
	(61.08)%	18.40%

Schedule of net deferred tax (liabilities)/assets
	December 31,
	2020	2019
Inventory capitalization	$2,100	$2,300
Allowance for doubtful accounts	107,400	107,400
Accrued expenses	110,400	138,100
Charitable contribution	-	5,300
Net operating loss carryforward	613,700	1,814,300
Accumulated depreciation	(2,428,200)	(2,330,900)
Deferred revenue	1,027,200	526,800
Start-up costs	1,667,200	-
Deferred tax assets, net	$1,099,800	$263,300